STOCK OPTION PLANS (Details - Warrant assumptions) - Warrant [Member]	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	172.63%	75.87%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	3.85%	2.03%
Expected term (in years)	5 years	6 years 3 months